Document and Entity Information	Apr. 07, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2021
Entity Registrant Name	Chinook Therapeutics, Inc.
Entity Central Index Key	0001435049
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-37345
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	94-3348934
Entity Address, Address Line One	1600 Fairview Avenue East
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98102
City Area Code	(206)
Local Phone Number	485-7051
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	KDNY
Security Exchange Name	NASDAQ